UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Moderate Allocation Portfolio

(QAAGRX)

This semi-annual shareholder report contains important information about Moderate Allocation Portfolio (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Portfolio	$36	0.71%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$193,975
Number of Portfolio Holdings	1,616

Portfolio Turnover Rate	28.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	52.5%
Bond Mutual Funds	13.7
Equity Mutual Funds	8.1
U.S. Government & Agency Mortgage-Backed Securities	6.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	6.0
Corporate Bonds	5.6
Asset-Backed Securities	2.4
Non-U.S. Government Mortgage-Backed Securities	0.6
Short-Term and Other	4.9

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Institutional High Yield Fund - Institutional Class	5.2%
T. Rowe Price Institutional Emerging Markets Equity Fund	4.1
T. Rowe Price Real Assets Fund - I Class	4.0
T. Rowe Price Institutional Emerging Markets Bond Fund	4.0
T. Rowe Price International Bond Fund (USD Hedged) - I Class	3.5
U.S. Treasury Notes	3.4
Federal National Mortgage Assn.	3.2
Microsoft	2.6
NVIDIA	2.3
U.S. Treasury Bonds	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

E304-053 8/24

Moderate Allocation Portfolio

 (QAAGRX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2024
Moderate Allocation Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Moderate Allocation Portfolio
(Unaudited)
Financial Highlights
2
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 20 .02 $ 17 .81 $ 22 .63 $ 22 .92 $ 20 .96 $ 18 .31
Investment activities
Net investment income
(1)(2)
0 .23 0 .43 0 .31 0 .24 0 .28 0 .38
Net realized and unrealized gain/
loss 1 .10 2 .27 ( 4 .45 ) 2 .02 2 .72 3 .22
Total from investment activities 1 .33 2 .70 ( 4 .14 ) 2 .26 3 .00 3 .60
Distributions
Net investment income ( 0 .22 ) ( 0 .44 ) ( 0 .30 ) ( 0 .24 ) ( 0 .29 ) ( 0 .40 )
Net realized gain – ( 0 .05 ) ( 0 .38 ) ( 2 .31 ) ( 0 .75 ) ( 0 .55 )
Total distributions ( 0 .22 ) ( 0 .49 ) ( 0 .68 ) ( 2 .55 ) ( 1 .04 ) ( 0 .95 )
NET ASSET VALUE
End of period $ 21 .13 $ 20 .02 $ 17 .81 $ 22 .63 $ 22 .92 $ 20 .96
Ratios/Supplemental Data
Total return
(2)(3)
6 .66% 15 .35% ( 18 .31 ) % 10 .06% 14 .54% 19 .80%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .90%
(4)
0 .90% 0 .90% 0 .90% 0 .90% 0 .90%
Net expenses after waivers/
payments by Price Associates 0 .71%
(4)
0 .71% 0 .70% 0 .71% 0 .72% 0 .72%
Net investment income 2 .21%
(4)
2 .28% 1 .60% 1 .00% 1 .32% 1 .88%
Portfolio turnover rate 28 .4% 78 .1% 98 .9% 82 .3% 65 .5% 91 .2%
Net assets, end of period (in
thousands) $ 193,975 $ 183,817 $ 161,984 $ 209,296 $ 200,870 $ 184,645
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Moderate Allocation Portfolio
June 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES
 2.4%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  20,000 19
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  23,000 22
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  35,000 35
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 100,000 96
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 100,000 100
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 100,000 100
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  90,000 87
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 19
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  5,000 5
Carmax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  15,000 15
Carmax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  15,000 15
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 33
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 20,000 20
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 20,000 20
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 35,000 35
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  35,000 35
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.74%, 7/15/36 (1) 250,000 250
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 100,000 100
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 25,000 23
Shares/Par $ Value
(Cost and value in $000s)
‡
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 100,000 93
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 40,000 36
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 15,000 15
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 5,000 5
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 23,688 23
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 62,888 57
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 77,799 79
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.823%, 1/17/37 (1) 250,000 250
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 50,000 50
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 50,000 50
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  50,000 50
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  10,000 10
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  10,000 10
Ford Credit Auto Owner Trust
Series 2018-1, Class C
3.49%, 7/15/31 (1) 100,000 98
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  25,000 25
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 100,000 99
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 54,863 55
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 100,000 97
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 100,000 100

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 100,000 100
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 100,000 100
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 93
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 55,000 55
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 70,551 70
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 85,888 87
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 25,000 25
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  25,000 25
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.574%, 11/13/31 (1) 250,000 251
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 44,728 45
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 100,000 100
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  25,000 24
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  40,000 39
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  20,000 20
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  90,000 89
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 15,000 15
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 15,000 15
SCF Equipment Leasing
Series 2024-1A, Class A3
5.52%, 1/20/32 (1) 100,000 100
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 65,000 66
Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 30,000 30
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 10,000 10
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.876%, 4/25/37 (1) 250,000 250
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 28,129 27
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 27,909 27
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 89,711 84
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 6.523%, 10/15/31 (1) 250,000 250
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 100,000 98
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 100,000 100
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  20,000 20
Total Asset-Backed Securities (Cost
$4,589) 4,567
BOND MUTUAL FUNDS
 13.7%
T. Rowe Price Inflation Protected Bond
Fund - I Class, 6.97% (2)(3) 101,916 1,064
T. Rowe Price Institutional Emerging
Markets Bond Fund, 6.24% (2)(3) 1,172,449 7,797
T. Rowe Price Institutional Floating Rate
Fund - Institutional Class, 8.51% (2)(3) 44,541 421
T. Rowe Price Institutional High Yield Fund
- Institutional Class, 7.09% (2)(3) 1,292,035 10,013
T. Rowe Price International Bond Fund
(USD Hedged) - I Class, 3.60% (2)(3) 817,635 6,844
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 6.89% (2)(3) 89,594 421
Total Bond Mutual Funds (Cost $28,517) 26,560

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS
 52.5%
COMMUNICATION SERVICES  3.7%
Diversified Telecommunication
Services  0.3%
BT Group (GBP) (4) 81,119 144
Frontier Communications Parent (5) 1,229 32
KT (KRW)  3,726 101
Nippon Telegraph & Telephone (JPY)  260,100 246
523
Entertainment  0.5%
Electronic Arts  1,224 170
Liberty Media Corp-Liberty Live, Class
C (5) 1,714 66
Netflix (5) 1,040 702
Sea, ADR (5) 768 55
993
Interactive Media & Services  2.3%
Alphabet, Class A  1,756 320
Alphabet, Class C  14,013 2,570
LY (JPY)  20,900 51
Meta Platforms, Class A  2,688 1,355
NAVER (KRW)  699 84
Reddit , Class A (5) 200 13
Tencent Holdings (HKD)  1,000 47
Vimeo (5) 5,102 19
4,459
Media  0.2%
Comcast, Class A  3,434 134
CyberAgent (JPY)  10,900 68
Ibotta , Class A (5) 92 7
WPP (GBP)  17,006 156
365
Wireless Telecommunication
Services  0.4%
T-Mobile U.S.  3,897 687
687
Total Communication Services 7,027
CONSUMER DISCRETIONARY  4.9%
Automobile Components  0.3%
Autoliv , SDR (SEK) (4) 1,370 146
Denso (JPY)  10,200 159
Dowlais Group (GBP)  33,072 31
Magna International  2,638 111
Stanley Electric (JPY)  2,900 52
499
Automobiles  0.4%
Honda Motor (JPY)  5,300 57
Suzuki Motor (JPY)  10,000 115
Tesla (5) 1,574 312
Toyota Motor (JPY)  15,400 316
800
Shares/Par $ Value
(Cost and value in $000s)
‡
Broadline Retail  1.6%
Alibaba Group Holding, ADR  454 32
Amazon.com (5) 14,954 2,890
Etsy (5) 269 16
Next (GBP)  1,470 168
Ollie's Bargain Outlet Holdings (5) 294 29
Savers Value Village (5) 846 10
3,145
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (5) 527 58
Duolingo  (5) 143 30
Service Corp International  486 34
Strategic Education  439 49
171
Hotels, Restaurants & Leisure  1.1%
Amadeus IT Group (EUR) (4) 2,224 148
BJ's Restaurants (5) 795 28
Booking Holdings  134 531
Cava Group (5) 307 28
Chipotle Mexican Grill (5) 3,718 233
Compass Group (GBP)  8,878 242
DoorDash , Class A (5) 592 64
Dutch Bros, Class A (5) 1,162 48
Hilton Worldwide Holdings  1,178 257
McDonald's  1,510 385
Norwegian Cruise Line Holdings (5) 3,366 63
Papa John's International  704 33
Red Rock Resorts, Class A  531 29
Shake Shack, Class A (5) 335 30
Wyndham Hotels & Resorts  507 38
2,157
Household Durables  0.2%
Installed Building Products  139 29
Panasonic Holdings (JPY)  13,500 111
Persimmon (GBP)  4,907 83
Skyline Champion (5) 673 46
Sony Group (JPY)  2,600 221
490
Specialty Retail  0.9%
Advance Auto Parts  918 58
AutoZone (5) 59 175
Burlington Stores (5) 121 29
Caleres 766 26
Carvana  (5) 1,743 224
Five Below (5) 128 14
Floor & Decor Holdings, Class A (5) 131 13
Home Depot  313 108
Kingfisher (GBP)  50,598 158
O'Reilly Automotive (5) 158 167
RH (5) 106 26
Ross Stores  739 107
TJX  3,167 349
Tractor Supply  886 239

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Warby Parker, Class A (5) 1,359 22
1,715
Textiles, Apparel & Luxury Goods  0.3%
Cie Financiere Richemont , Class A (CHF)  998 156
Kering (EUR)  284 103
Lululemon Athletica  (5) 136 41
Moncler (EUR)  2,116 130
NIKE, Class B  469 36
Samsonite International (HKD)  21,900 65
Skechers USA, Class A (5) 496 34
565
Total Consumer Discretionary 9,542
CONSUMER STAPLES  3.2%
Beverages  0.7%
Boston Beer, Class A (5) 158 48
Coca-Cola  9,787 623
Coca-Cola Consolidated  1 1
Diageo (GBP)  5,096 160
Heineken (EUR)  1,949 189
Keurig Dr Pepper  8,906 297
Kirin Holdings (JPY) (4) 4,400 57
1,375
Consumer Staples Distribution &
Retail  0.6%
Dollar General  830 110
Dollar Tree (5) 1,390 148
Seven & i Holdings (JPY)  13,500 165
Target  1,022 151
Walmart  8,658 586
Welcia Holdings (JPY)  1,900 24
1,184
Food Products  0.5%
Barry Callebaut (CHF)  34 55
Farmers Business Network, Acquisition
Date: 11/3/17, Cost $13 (5)(6)(7) 732 3
Mondelez International, Class A  2,221 145
Nestle (CHF)  5,729 585
Post Holdings (5) 419 44
Simply Good Foods (5) 986 36
Utz Brands  1,734 29
Wilmar International (SGD)  48,500 110
1,007
Household Products  0.7%
Colgate-Palmolive  6,929 672
Procter & Gamble  4,279 706
1,378
Personal Care Products  0.7%
BellRing Brands (5) 827 47
Inter Parfums 262 31
Kenvue 31,159 567
L'Oreal (EUR)  464 204
Puig Brands, Class B (EUR) (5) 2,320 65
Shares/Par $ Value
(Cost and value in $000s)
‡
Unilever (GBP)  8,276 454
1,368
Total Consumer Staples 6,312
ENERGY  2.7%
Energy Equipment & Services  0.7%
Cactus, Class A  586 31
ChampionX 704 23
Expro Group Holdings (5) 1,988 46
Halliburton  11,528 389
Liberty Energy, Class A  1,233 26
Noble  405 18
Schlumberger  13,711 647
TechnipFMC 5,410 141
Weatherford International (5) 506 62
1,383
Oil, Gas & Consumable Fuels  2.0%
Antero Resources (5) 1,397 46
Chesapeake Energy  2,421 199
Chevron  1,117 175
ConocoPhillips  5,248 600
Diamondback Energy  1,888 378
DT Midstream  554 39
EQT  13,473 498
Equinor (NOK)  10,195 292
Exxon Mobil  2,285 263
Hess  220 33
Kimbell Royalty Partners  1,046 17
Kinder Morgan  2,829 56
Magnolia Oil & Gas, Class A  2,071 53
Matador Resources  387 23
Range Resources  10,654 357
Shell, ADR  3,466 250
Southwestern Energy (5) 9,297 63
TotalEnergies (EUR)  5,602 375
Viper Energy  783 29
Williams  1,886 80
3,826
Total Energy 5,209
FINANCIALS  8.4%
Banks  2.7%
ANZ Group Holdings (AUD)  5,670 106
Bank of America  12,675 504
Blue Foundry Bancorp (5) 655 6
BNP Paribas (EUR)  1,919 123
Cadence Bank  1,384 39
Capitol Federal Financial  3,123 17
Citigroup  3,139 199
Columbia Banking System  1,772 35
CRB Group, Acquisition Date: 4/14/22,
Cost $2 (5)(6)(7) 23 2
CrossFirst Bankshares  (5) 1,492 21
DBS Group Holdings (SGD)  4,922 130
Dime Community Bancshares  813 17

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
DNB Bank (NOK)  13,637 267
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19 - 4/5/24,
Cost $4 (5)(6)(7) 353 6
Dogwood State Bank, Voting Shares,
Acquisition Date: 5/6/19, Cost $2 (5)(6)(7) 151 3
East West Bancorp  1,518 111
Eastern Bankshares 1,650 23
Equity Bancshares, Class A  613 22
FB Financial  903 35
First Bancshares  859 22
Five Star Bancorp  874 21
Grasshopper Bancorp, Acquisition Date:
10/12/18 - 5/2/19, Cost $5 (5)(6)(7) 528 2
Grasshopper Bancorp, Warrants, 10/12/28,
Acquisition Date: 10/12/18, Cost $— (5)
(6)(7) 104 —
HarborOne Bancorp  1,061 12
HDFC Bank (INR)  6,855 138
Home BancShares 1,036 25
Huntington Bancshares  17,200 227
ING Groep (EUR)  19,784 340
Intesa Sanpaolo (EUR)  40,011 149
JPMorgan Chase  5,753 1,164
Kearny Financial  1,315 8
KeyCorp  4,100 58
Live Oak Bancshares  1,060 37
Mitsubishi UFJ Financial Group (JPY)  19,100 206
National Bank of Canada (CAD)  2,795 222
Origin Bancorp  769 24
Pacific Premier Bancorp  910 21
Pinnacle Financial Partners  615 49
PNC Financial Services Group  285 44
Popular  329 29
Prosperity Bancshares  553 34
SouthState 683 52
Standard Chartered (GBP)  14,921 135
Sumitomo Mitsui Trust Holdings (JPY)  3,270 75
Svenska Handelsbanken , Class A (SEK)  15,742 150
Texas Capital Bancshares (5) 519 32
United Overseas Bank (SGD)  8,100 187
Wells Fargo  2,486 148
Western Alliance Bancorp  571 36
5,313
Capital Markets  1.2%
Bridgepoint Group (GBP)  20,090 56
Brookfield (CAD)  3,419 142
Cboe Global Markets  437 74
Charles Schwab  6,594 486
CME Group  647 127
CVC Capital Partners (EUR) (5) 4,161 76
Goldman Sachs Group  1,211 548
Julius Baer Group (CHF)  2,436 136
LPL Financial Holdings  720 201
Macquarie Group (AUD)  940 128
Morgan Stanley  889 86
Shares/Par $ Value
(Cost and value in $000s)
‡
MSCI  39 19
Onex (CAD)  384 26
S&P Global  196 88
StepStone Group, Class A  659 30
Stifel Financial  363 31
TMX Group (CAD)  1,310 37
2,291
Consumer Finance  0.3%
American Express  2,021 468
Encore Capital Group (5) 492 21
PRA Group (5) 532 10
499
Financial Services  1.9%
Adyen (EUR) (5) 76 90
ANT Group, Acquisition Date: 8/14/23,
Cost $22 (5)(6)(7) 22,161 22
Berkshire Hathaway, Class B (5) 1,974 803
Challenger (AUD)  8,977 42
Corebridge Financial  3,053 89
Corpay  (5) 315 84
Fiserv (5) 3,317 494
Mastercard , Class A  1,169 516
Mitsubishi HC Capital (JPY)  10,700 71
PennyMac Financial Services  974 92
Toast, Class A (5) 1,086 28
Visa, Class A  5,132 1,347
3,678
Insurance  2.3%
AIA Group (HKD)  20,800 141
Allstate  2,453 392
Assurant  373 62
AXA (EUR)  10,672 350
Axis Capital Holdings  400 28
Chubb  1,197 305
Definity Financial (CAD)  2,005 66
First American Financial  530 29
Hanover Insurance Group  381 48
Mandatum (EUR)  3,936 18
Marsh & McLennan  1,492 314
MetLife  6,444 452
Muenchener Rueckversicherungs-
Gesellschaft (EUR)  876 438
Oscar Health, Class A (5) 3,422 54
Progressive  1,881 391
RLI  185 26
Sampo , Class A (EUR)  4,312 186
Selective Insurance Group  808 76
Storebrand (NOK)  14,651 150
Sun Life Financial (CAD)  3,386 166
Tokio Marine Holdings (JPY)  8,100 304
Travelers  994 202
White Mountains Insurance Group  21 38

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Zurich Insurance Group (CHF)  444 236
4,472
Total Financials 16,253
HEALTH CARE  7.1%
Biotechnology  0.6%
AbbVie  1,500 257
Akero Therapeutics (5) 481 11
Amgen  550 172
Apellis Pharmaceuticals (5) 296 11
Arcellx  (5) 380 21
Argenx , ADR (5) 343 148
Arrowhead Pharmaceuticals (5) 827 22
Black Diamond Therapeutics (5) 2,543 12
Blueprint Medicines (5) 335 36
Cabaletta Bio (5) 689 5
CG oncology (5) 33 1
Crinetics Pharmaceuticals (5) 588 26
CRISPR Therapeutics (5) 185 10
Cytokinetics (5) 994 54
Genmab (DKK) (5) 279 70
HilleVax  (5) 824 12
Immatics  (5) 1,653 19
Immunocore Holdings, ADR (5) 745 25
Immunome  (5) 1,311 16
Insmed  (5) 695 47
Ionis Pharmaceuticals (5) 693 33
Prime Medicine (5) 790 4
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $— (5)(7) 87 —
Tango Therapeutics (5) 1,025 9
Vaxcyte  (5) 745 56
Vertex Pharmaceuticals (5) 36 17
Verve Therapeutics (5) 1,025 5
Xenon Pharmaceuticals (5) 314 12
1,111
Health Care Equipment &
Supplies  0.8%
Alcon (CHF)  1,291 115
Elekta , Class B (SEK)  10,172 63
EssilorLuxottica (EUR)  656 141
GE Healthcare Technologies  1,147 89
Haemonetics  (5) 516 43
Hologic  (5) 1,007 75
Intuitive Surgical (5) 776 345
Koninklijke Philips (EUR) (5) 6,371 160
Masimo  (5) 546 69
Neogen  (5) 2,541 40
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $15 (5)(6)(7) 3,864 2
Penumbra (5) 171 31
PROCEPT BioRobotics  (5) 594 36
QuidelOrtho  (5) 698 23
Siemens Healthineers (EUR)  3,532 203
Shares/Par $ Value
(Cost and value in $000s)
‡
Stryker  367 125
1,560
Health Care Providers & Services  2.1%
Alignment Healthcare (5) 2,364 19
Cencora 2,762 622
Cigna Group  512 169
Elevance Health  1,861 1,009
Fresenius (EUR) (5) 3,889 116
HCA Healthcare  386 124
Humana  230 86
Molina Healthcare (5) 795 236
NeoGenomics  (5) 3,124 43
Privia Health Group (5) 2,088 36
Tenet Healthcare (5) 1,593 212
UnitedHealth Group  2,684 1,367
4,039
Health Care Technology  0.0%
Certara  (5) 1,554 21
Waystar Holding (5) 1,249 27
48
Life Sciences Tools & Services  0.9%
10X Genomics, Class A (5) 1,049 20
Azenta  (5) 160 8
Bruker  815 52
Danaher  1,472 368
Evotec (EUR) (5) 2,901 28
Mettler -Toledo International (5) 120 168
Repligen  (5) 193 24
Revvity 1,560 164
Sotera Health (5) 2,033 24
Stevanato Group  1,733 32
Thermo Fisher Scientific  1,584 876
1,764
Pharmaceuticals  2.7%
Astellas Pharma (JPY)  16,400 162
AstraZeneca, ADR  10,953 854
Bayer (EUR)  2,785 79
Bristol-Myers Squibb  1,200 50
Chugai Pharmaceutical (JPY)  2,800 100
Elanco Animal Health (5) 2,274 33
Eli Lilly  1,344 1,217
EyePoint Pharmaceuticals (5) 387 3
GSK, ADR  1,582 61
Johnson & Johnson  3,641 532
Merck  3,889 481
Neumora Therapeutics (5) 954 9
Novartis (CHF)  3,393 361
Novo Nordisk, Class B (DKK)  3,218 460
Otsuka Holdings (JPY) (4) 1,500 63
Roche Holding (CHF)  1,139 316
Sanofi (EUR)  3,505 338
Shionogi (JPY)  1,400 55
Structure Therapeutics, ADR (5) 323 13

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Zoetis  463 80
5,267
Total Health Care 13,789
INDUSTRIALS & BUSINESS
SERVICES  6.2%
Aerospace & Defense  0.9%
Boeing (5) 460 84
Cadre Holdings  434 15
General Dynamics  1,670 484
General Electric  2,377 378
L3Harris Technologies  922 207
Leonardo DRS (5) 1,618 41
Melrose Industries (GBP)  23,135 161
Safran (EUR)  1,029 217
TransDigm Group  58 74
1,661
Air Freight & Logistics  0.1%
FedEx  530 159
159
Building Products  0.1%
AAON  634 55
AZZ  974 75
CSW Industrials  165 44
Zurn Elkay Water Solutions  915 27
201
Commercial Services & Supplies  0.4%
BrightView Holdings (5) 1,882 25
Casella Waste Systems, Class A (5) 375 37
Cintas  74 52
Element Fleet Management (CAD) (4) 12,326 224
Rentokil Initial (GBP)  6,615 39
Republic Services  1,420 276
Tetra Tech  140 29
Veralto 127 12
VSE  386 34
728
Construction & Engineering  0.1%
API Group (5) 780 29
Arcosa 371 31
WillScot Mobile Mini Holdings (5) 1,032 39
Worley (AUD)  11,749 117
216
Electrical Equipment  0.9%
ABB (CHF)  5,890 327
AMETEK  2,945 491
GE Vernova  (5) 502 86
Legrand (EUR)  1,899 188
Mitsubishi Electric (JPY)  13,000 208
Prysmian (EUR)  4,017 248
Rockwell Automation  905 249
Thermon Group Holdings (5) 1,059 33
1,830
Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation  0.8%
Central Japan Railway (JPY)  4,000 87
CSX  17,672 591
Landstar System  122 22
Norfolk Southern  676 145
Old Dominion Freight Line  1,941 343
Saia (5) 170 81
Union Pacific  1,056 239
1,508
Industrial Conglomerates  0.7%
DCC (GBP)  1,568 109
Honeywell International  1,794 383
Roper Technologies  243 137
Siemens (EUR)  4,168 776
1,405
Machinery  1.4%
Crane  277 40
Cummins  1,467 406
Deere  698 261
Dover  1,772 320
Enerpac Tool Group  944 36
Enpro 282 41
Esab 713 67
ESCO Technologies  269 28
Federal Signal  779 65
Graco 372 29
IDEX  595 120
Ingersoll Rand  2,042 186
John Bean Technologies  304 29
KION Group (EUR)  1,915 80
Mueller Water Products, Class A  1,827 33
Parker-Hannifin  330 167
RBC Bearings (5) 282 76
Sandvik (SEK)  7,122 143
SMC (JPY)  100 48
Spirax Group (GBP)  188 20
SPX Technologies (5) 526 75
THK (JPY)  2,800 50
Toro  180 17
Westinghouse Air Brake Technologies  3,016 477
2,814
Professional Services  0.4%
Booz Allen Hamilton Holding  1,343 207
Broadridge Financial Solutions  914 180
Checkr , Acquisition Date: 6/29/18 -
12/2/19, Cost $5 (5)(6)(7) 594 2
NV5 Global (5) 191 18
Parsons (5) 898 73
Paycor HCM (5) 2,105 27
Recruit Holdings (JPY)  3,200 172
TechnoPro Holdings (JPY) (4) 4,600 75
Teleperformance (EUR)  548 58
Verra Mobility (5) 1,566 43
855

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors  0.4%
Ashtead Group (GBP)  1,429 95
Beacon Roofing Supply (5) 626 57
Bunzl (GBP)  3,362 128
Ferguson  510 99
FTAI Aviation  604 62
Mitsubishi (JPY)  5,900 116
Rush Enterprises, Class A  586 24
SiteOne Landscape Supply (5) 508 62
Sumitomo (JPY)  7,600 191
Transcat  (5) 78 9
843
Total Industrials & Business Services 12,220
INFORMATION TECHNOLOGY  12.5%
Communications Equipment  0.1%
Telefonaktiebolaget LM Ericsson, Class B
(SEK)  21,819 136
136
Electronic Equipment, Instruments &
Components  1.1%
Amphenol, Class A  6,042 407
Cognex 389 18
CTS  753 38
Hamamatsu Photonics (JPY)  2,300 62
Insight Enterprises (5) 241 48
Keysight Technologies (5) 2,661 364
Largan Precision (TWD)  1,000 84
Mirion Technologies (5) 5,764 62
Murata Manufacturing (JPY)  4,700 97
Napco Security Technologies  648 34
Novanta  (5) 179 29
Omron (JPY)  1,200 42
PAR Technology (5) 2,159 102
PAR Technology PIPE, Acquisition Date:
3/8/24, Cost $12 (5)(7) 301 14
TE Connectivity  3,806 572
Teledyne Technologies (5) 165 64
Vontier 708 27
2,064
IT Services  0.3%
Accenture, Class A  534 162
MongoDB (5) 242 60
Nomura Research Institute (JPY)  3,600 102
NTT Data Group (JPY)  9,200 136
ServiceTitan , Acquisition Date: 11/9/18 -
5/4/21, Cost $1 (5)(6)(7) 26 2
Shopify, Class A (5) 1,789 118
Snowflake, Class A (5) 214 29
Themis Solutions, Acquisition Date:
4/14/21, Cost $2 (5)(6)(7) 110 4
613
Semiconductors & Semiconductor
Equipment  5.5%
Advanced Micro Devices (5) 840 136
Shares/Par $ Value
(Cost and value in $000s)
‡
Allegro MicroSystems  (5) 893 25
Analog Devices  2,052 468
Applied Materials  1,885 445
ASML Holding (EUR)  578 589
ASML Holding  274 280
Broadcom  351 564
Entegris 217 29
Intel  5,252 163
KLA  416 343
Lam Research  155 165
Lattice Semiconductor (5) 1,044 61
MACOM Technology Solutions
Holdings (5) 628 70
Micron Technology  3,154 415
Monolithic Power Systems  169 139
NVIDIA  36,283 4,482
NXP Semiconductors  2,101 565
Onto Innovation (5) 381 84
Power Integrations  563 40
QUALCOMM  1,184 236
Renesas Electronics (JPY)  5,500 104
Taiwan Semiconductor Manufacturing
(TWD)  22,219 658
Taiwan Semiconductor Manufacturing,
ADR  568 99
Texas Instruments  2,069 403
Tokyo Electron (JPY)  900 197
10,760
Software  3.7%
Agilysys  (5) 260 27
Altair Engineering, Class A (5) 453 44
Amplitude, Class A (5) 3,421 30
Appfolio , Class A (5) 123 30
Atlassian , Class A (5) 266 47
BILL Holdings (5) 493 26
Braze, Class A (5) 915 36
Canva , Acquisition Date: 8/16/21 -
12/17/21, Cost $34 (5)(6)(7) 20 21
CCC Intelligent Solutions Holdings (5) 3,853 43
Confluent, Class A (5) 897 27
Crowdstrike Holdings, Class A (5) 190 73
Datadog , Class A (5) 319 41
Descartes Systems Group (5) 678 66
DoubleVerify Holdings (5) 1,981 39
Envestnet  (5) 630 39
Fortinet (5) 2,732 165
Gusto, Acquisition Date: 10/4/21,
Cost $11 (5)(6)(7) 364 7
Intapp  (5) 1,165 43
Intuit  323 212
JFrog  (5) 904 34
Manhattan Associates (5) 86 21
Microsoft  11,153 4,985
QXO PIPE, Acquisition Date: 6/13/24,
Cost $44 (5)(6)(7) 4,856 44
SAP (EUR)  1,661 334

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceNow  (5) 580 456
Socure , Acquisition Date: 12/22/21,
Cost $2 (5)(6)(7) 117 1
Synopsys (5) 425 253
Varonis Systems (5) 687 33
Workiva  (5) 633 46
7,223
Technology Hardware, Storage &
Peripherals  1.8%
Apple  14,692 3,095
Samsung Electronics (KRW)  5,461 321
3,416
Total Information Technology 24,212
MATERIALS  2.0%
Chemicals  0.8%
Air Liquide (EUR)  1,219 210
Akzo Nobel (EUR)  1,650 101
Asahi Kasei (JPY)  10,600 68
BASF (EUR)  2,119 102
Covestro (EUR) (5) 1,988 117
Element Solutions  2,421 66
HB Fuller  435 33
Johnson Matthey (GBP)  3,993 79
Linde  1,144 502
Mosaic  3,323 96
Nutrien 684 35
Sherwin-Williams  260 78
Umicore (EUR)  3,197 48
1,535
Construction Materials  0.1%
Martin Marietta Materials  458 248
248
Containers & Packaging  0.3%
Amcor, CDI (AUD)  4,328 43
International Paper  9,883 426
Sealed Air  836 29
498
Metals & Mining  0.7%
Antofagasta (GBP)  6,661 177
BHP Group (AUD)  3,531 101
BHP Group (GBP)  4,951 141
Constellium  (5) 3,217 61
ERO Copper (CAD) (5) 1,899 41
Franco-Nevada  768 91
Freeport-McMoRan  3,334 162
IGO (AUD)  13,041 49
Pilbara Minerals (AUD)  36,760 75
Royal Gold  264 33
South32 (AUD)  33,058 80
Southern Copper  2,298 247
Wheaton Precious Metals  1,894 99
1,357
Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products  0.1%
Louisiana-Pacific  395 33
Stora Enso, Class R (EUR)  7,172 98
West Fraser Timber (CAD)  378 29
160
Total Materials 3,798
REAL ESTATE  0.8%
Health Care Real Estate Investment
Trusts  0.0%
Healthcare Realty Trust, REIT  1,725 28
28
Industrial Real Estate Investment
Trusts  0.1%
EastGroup Properties, REIT  268 46
Prologis, REIT  543 61
Rexford Industrial Realty, REIT  667 30
Terreno Realty, REIT  836 49
186
Office Real Estate Investment
Trusts  0.0%
Great Portland Estates (GBP)  11,860 50
50
Real Estate Management &
Development  0.2%
Colliers International Group  314 35
DigitalBridge Group  4,013 55
FirstService 426 65
Mitsui Fudosan (JPY)  22,100 203
358
Residential Real Estate Investment
Trusts  0.1%
Equity LifeStyle Properties, REIT  1,716 112
Flagship Communities REIT, REIT  1,104 16
Independence Realty Trust, REIT  2,847 53
181
Retail Real Estate Investment
Trusts  0.1%
Scentre Group (AUD)  62,386 129
129
Specialized Real Estate Investment
Trusts  0.3%
CubeSmart , REIT  1,233 56
Public Storage, REIT  1,381 397
Weyerhaeuser, REIT  5,041 143
596
Total Real Estate 1,528
UTILITIES  0.8%
Electric Utilities  0.3%
Constellation Energy  1,174 235
IDACORP  307 29
NextEra Energy  1,089 77

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
OGE Energy  859 31
PNM Resources  1,103 41
Xcel Energy  3,060 163
576
Gas Utilities  0.1%
Atmos Energy  700 82
Beijing Enterprises Holdings (HKD)  6,000 20
Chesapeake Utilities  646 68
170
Independent Power & Renewable
Electricity Producers  0.1%
Electric Power Development (JPY)  5,400 85
Talen Energy (5) 256 28
113
Multi-Utilities  0.3%
Ameren  2,174 155
Engie (EUR)  17,886 256
National Grid (GBP)  17,822 199
610
Water Utilities  0.0%
California Water Service Group  799 39
Middlesex Water  313 16
55
Total Utilities 1,524
Total Miscellaneous Common
Stocks  0.2% (8) 384
Total Common Stocks (Cost $57,053) 101,798
CONVERTIBLE BONDS
 0.0%
Kardium , 10.00%, 12/31/26, Acquisition
Date: 5/31/24, Cost $5 (5)(6)(7) 4,800 5
Total Convertible Bonds (Cost $5) 5
CONVERTIBLE PREFERRED STOCKS
 0.1%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21,
Cost $10 (5)(6)(7) 1,674 1
Total Consumer Discretionary 1
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D,
Acquisition Date: 11/3/17, Cost $— (5)(6)
(7) 1 —
Total Consumer Staples —
Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date:
1/28/22, Cost $9 (5)(6)(7) 81 6
Total Financials 6
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition
Date: 8/14/20, Cost $5 (5)(6)(7) 1,752 7
Caris Life Sciences, Series D, Acquisition
Date: 5/11/21, Cost $7 (5)(6)(7) 895 3
10
Health Care Equipment &
Supplies  0.0%
Kardium , Series D-6, Acquisition Date:
1/8/21, Cost $5 (5)(6)(7) 5,305 4
4
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition
Date: 10/16/20, Cost $10 (5)(6)(7) 4,107 7
7
Life Sciences Tools & Services  0.0%
Cleerly , Series C, Acquisition Date: 7/8/22,
Cost $5 (5)(6)(7) 413 4
Inscripta , Series E, Acquisition Date:
3/30/21, Cost $6 (5)(6)(7) 636 1
National Resilience, Series B, Acquisition
Date: 10/23/20, Cost $7 (5)(6)(7) 524 24
National Resilience, Series C, Acquisition
Date: 6/9/21, Cost $10 (5)(6)(7) 237 11
40
Total Health Care 61
INDUSTRIALS & BUSINESS
SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series B, Acquisition
Date: 3/24/21, Cost $5 (5)(6)(7) 126 5
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11 (5)(6)(7) 1,914 9
14
Air Freight & Logistics  0.0%
Flexe , Series C, Acquisition Date:
11/18/20, Cost $5 (5)(6)(7) 445 3
Flexe , Series D, Acquisition Date: 4/7/22,
Cost $3 (5)(6)(7) 138 1
4
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $5 (5)(6)(7) 252 1
1
Professional Services  0.0%
Checkr , Series C, Acquisition Date:
4/10/18, Cost $4 (5)(6)(7) 900 4

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Checkr , Series D, Acquisition Date: 9/6/19,
Cost $12 (5)(6)(7) 1,200 5
9
Total Industrials & Business Services 28
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (5)(6)(7) 303 1
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2 (5)(6)(7) 90 1
ServiceTitan , Series D, Acquisition Date:
11/9/18, Cost $5 (5)(6)(7) 184 15
ServiceTitan , Series F, Acquisition Date:
3/25/21, Cost $1 (5)(6)(7) 10 1
Themis Solutions, Series AA, Acquisition
Date: 4/14/21, Cost $1 (5)(6)(7) 30 1
Themis Solutions, Series AB, Acquisition
Date: 4/14/21, Cost $— (5)(6)(7) 10 —
Themis Solutions, Series B, Acquisition
Date: 4/14/21, Cost $— (5)(6)(7) 10 —
Themis Solutions, Series E, Acquisition
Date: 4/14/21, Cost $5 (5)(6)(7) 200 7
26
Software  0.1%
Databricks , Series G, Acquisition Date:
2/1/21, Cost $12 (5)(6)(7) 192 14
Databricks , Series H, Acquisition Date:
8/31/21, Cost $30 (5)(6)(7) 411 30
Databricks , Series I, Acquisition Date:
9/14/23, Cost $4 (5)(6)(7) 51 4
Gusto, Series E, Acquisition Date: 7/13/21,
Cost $15 (5)(6)(7) 504 9
Nuro , Series C, Acquisition Date: 10/30/20
- 3/2/21, Cost $12 (5)(6)(7) 921 4
Nuro , Series D, Acquisition Date: 10/29/21,
Cost $5 (5)(6)(7) 242 1
SecurityScorecard , Series E, Acquisition
Date: 3/5/21, Cost $5 (5)(6)(7) 1,032 5
Seismic Software, Series E, Acquisition
Date: 12/13/18, Cost $7 (5)(6)(7) 1,115 6
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $1 (5)(6)(7) 85 1
Socure , Series A, Acquisition Date:
12/22/21, Cost $2 (5)(6)(7) 142 1
Socure , Series A-1, Acquisition Date:
12/22/21, Cost $2 (5)(6)(7) 117 1
Socure , Series B, Acquisition Date:
12/22/21, Cost $— (5)(6)(7) 2 —
Socure , Series E, Acquisition Date:
10/27/21, Cost $4 (5)(6)(7) 270 2
78
Total Information Technology 104
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition
Date: 5/28/21, Cost $6 (5)(6)(7) 135 7
Shares/Par $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $10 (5)(6)(7) 228 4
11
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $6 (5)(6)(7) 201 15
15
Total Materials 26
Total Convertible Preferred Stocks
(Cost $258) 226
CORPORATE BONDS
 5.6%
AbbVie, 4.05%, 11/21/39  25,000 22
AbbVie, 4.50%, 5/14/35  53,000 50
AbbVie, 4.875%, 11/14/48  88,000 81
AbbVie, 5.05%, 3/15/34  60,000 60
AerCap Ireland Capital, 3.00%, 10/29/28  160,000 145
AGCO, 5.80%, 3/21/34  10,000 10
Alexandria Real Estate Equities, 5.25%,
5/15/36  5,000 5
American Electric Power, 5.20%, 1/15/29  18,000 18
American Tower, 5.20%, 2/15/29  15,000 15
American Tower, 5.45%, 2/15/34  45,000 44
Anheuser-Busch InBev Worldwide, 5.55%,
1/23/49  65,000 65
Aon, 2.80%, 5/15/30  15,000 13
Appalachian Power, 5.65%, 4/1/34  5,000 5
Arthur J Gallagher, 5.75%, 7/15/54  8,000 8
Arthur J Gallagher, 6.75%, 2/15/54  35,000 39
Astrazeneca Finance, 5.00%, 2/26/34  70,000 70
AT&T, 3.50%, 9/15/53  27,000 18
Athene Global Funding, 5.684%,
2/23/26 (1) 55,000 55
Atlassian , 5.25%, 5/15/29  10,000 10
Autostrade per l'Italia , 2.00%, 1/15/30
(EUR)  115,000 110
Baltimore Gas & Electric, 5.40%, 6/1/53  20,000 19
Bank of America, VR, 1.898%, 7/23/31 (9) 220,000 180
Bank of America, VR, 5.819%, 9/15/29 (9) 59,000 60
Bank of New York Mellon, VR, 5.188%,
3/14/35 (9) 40,000 39
Bank of New York Mellon, VR, 6.474%,
10/25/34 (9) 45,000 48
Barclays, VR, 5.501%, 8/9/28 (9) 200,000 199
BAT Capital, 2.259%, 3/25/28  15,000 13
BAT Capital, 6.00%, 2/20/34  25,000 25
BAT Capital, 6.343%, 8/2/30  10,000 10
BAT Capital, 7.079%, 8/2/43  20,000 21
BAT Capital, 7.081%, 8/2/53  35,000 37
Becton Dickinson & Company, 2.823%,
5/20/30  25,000 22
Boardwalk Pipelines, 3.40%, 2/15/31  28,000 25
Boeing, 3.25%, 2/1/28  15,000 14
Boeing, 3.75%, 2/1/50  15,000 10
Boeing, 5.04%, 5/1/27  55,000 54

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Boeing, 6.388%, 5/1/31 (1) 25,000 25
Boeing, 6.528%, 5/1/34 (1) 55,000 56
Booz Allen Hamilton, 5.95%, 8/4/33  15,000 15
Boston Gas, 6.119%, 7/20/53 (1) 15,000 15
Bristol-Myers Squibb, 5.65%, 2/22/64  25,000 24
Bristol-Myers Squibb, 6.25%, 11/15/53  30,000 32
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 34
Brixmor Operating Partnership, 4.05%,
7/1/30  8,000 7
Brixmor Operating Partnership, 4.125%,
5/15/29  33,000 31
Broadcom, 2.60%, 2/15/33 (1) 35,000 28
Broadcom, 3.419%, 4/15/33 (1) 91,000 78
Burlington Northern Santa Fe, 5.50%,
3/15/55  40,000 40
CaixaBank , VR, 6.84%, 9/13/34 (1)(9) 200,000 210
Capital One Financial, 3.75%, 3/9/27  60,000 58
Capital One Financial, VR, 2.359%,
7/29/32 (9) 36,000 28
Capital One Financial, VR, 3.273%,
3/1/30 (9) 25,000 22
Capital One Financial, VR, 5.247%,
7/26/30 (9) 15,000 15
Capital One Financial, VR, 5.468%,
2/1/29 (9) 75,000 74
Capital One Financial, VR, 5.70%,
2/1/30 (9) 9,000 9
Capital One Financial, VR, 6.051%,
2/1/35 (9) 25,000 25
Capital One Financial, VR, 7.624%,
10/30/31 (9) 5,000 5
Carvana , 12.00%, 12/1/28, (12.00%
PIK) (1)(10) 11,601 12
Carvana , 13.00%, 6/1/30, (13.00% PIK) (1)
(10) 18,007 20
Carvana , 14.00%, 6/1/31, (14.00% PIK) (1)
(10) 21,276 24
Centene , 2.50%, 3/1/31  60,000 49
Centene , 2.625%, 8/1/31  110,000 90
Centene , 4.25%, 12/15/27  10,000 9
Centene , 4.625%, 12/15/29  53,000 50
Charter Communications Operating,
2.80%, 4/1/31  55,000 45
Charter Communications Operating,
3.75%, 2/15/28  25,000 23
Charter Communications Operating,
5.25%, 4/1/53  65,000 51
Charter Communications Operating,
6.484%, 10/23/45  12,000 11
Charter Communications Operating,
6.65%, 2/1/34  55,000 55
Cheniere Corpus Christi Holdings, 5.125%,
6/30/27  30,000 30
Cheniere Energy, 4.625%, 10/15/28  20,000 19
Cheniere Energy, 5.65%, 4/15/34 (1) 40,000 40
Cheniere Energy Partners, 4.50%, 10/1/29  15,000 14
Shares/Par $ Value
(Cost and value in $000s)
‡
Cheniere Energy Partners, 5.75%,
8/15/34 (1) 65,000 65
Cheniere Energy Partners, 5.95%, 6/30/33  37,000 38
Citigroup, 4.45%, 9/29/27  10,000 10
Citigroup, VR, 3.106%, 4/8/26 (9) 22,000 22
Citigroup, VR, 5.827%, 2/13/35 (9) 145,000 144
CNO Financial Group, 5.25%, 5/30/25  15,000 15
Columbia Pipelines Holding, 5.681%,
1/15/34 (1) 40,000 40
Comcast, 3.90%, 3/1/38  60,000 51
Comcast, 5.65%, 6/1/54  80,000 80
Continental Resources, 4.375%, 1/15/28  10,000 10
Corebridge Financial, 3.85%, 4/5/29  10,000 9
Corebridge Financial, 3.90%, 4/5/32  45,000 40
Corebridge Global Funding, 5.20%,
1/12/29 (1) 10,000 10
Crown Castle, 5.60%, 6/1/29  9,000 9
Crown Castle, 5.80%, 3/1/34  25,000 25
Crown Castle Towers, 3.663%, 5/15/25 (1) 85,000 83
CVS Health, 5.05%, 3/25/48  84,000 72
CVS Health, 5.625%, 2/21/53  45,000 42
CVS Health, 5.875%, 6/1/53  25,000 24
Danske Bank, VR, 5.705%, 3/1/30 (1)(9) 200,000 200
Diamondback Energy, 5.15%, 1/30/30  15,000 15
Diamondback Energy, 5.40%, 4/18/34  65,000 64
Diamondback Energy, 5.75%, 4/18/54  30,000 29
Diamondback Energy, 5.90%, 4/18/64  30,000 29
Diamondback Energy, 6.25%, 3/15/53  25,000 26
DTE Energy, 4.875%, 6/1/28  10,000 10
DTE Energy, 5.10%, 3/1/29  60,000 59
Duke Energy, 5.00%, 8/15/52  55,000 48
Duke Energy, 6.10%, 9/15/53  22,000 22
Edison International, 6.95%, 11/15/29  5,000 5
Elevance Health, 5.125%, 2/15/53  20,000 18
Eli Lilly, 4.70%, 2/9/34  70,000 68
Enbridge, 5.30%, 4/5/29  19,000 19
Enbridge, 5.625%, 4/5/34  35,000 35
Enbridge, 6.20%, 11/15/30  7,000 7
Enbridge, 6.70%, 11/15/53  20,000 22
Energy Transfer, 2.90%, 5/15/25  60,000 58
Energy Transfer, 5.55%, 5/15/34  25,000 24
Energy Transfer, 5.95%, 5/15/54  15,000 14
Energy Transfer, 6.40%, 12/1/30  30,000 32
Energy Transfer, 6.55%, 12/1/33  10,000 11
Engie , 5.625%, 4/10/34 (1) 200,000 199
Eni, 5.95%, 5/15/54 (1) 200,000 196
Eversource Energy, 5.85%, 4/15/31  35,000 36
Eversource Energy, 5.95%, 7/15/34  60,000 60
Exelon, 5.45%, 3/15/34  20,000 20
Exelon, 5.60%, 3/15/53  70,000 67
Fifth Third Bancorp, 2.375%, 1/28/25  10,000 10
Fifth Third Bancorp, 2.55%, 5/5/27  5,000 5
Fifth Third Bancorp, 3.95%, 3/14/28  12,000 11
Fifth Third Bancorp, VR, 5.631%,
1/29/32 (9) 15,000 15

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Fifth Third Bancorp, VR, 6.339%,
7/27/29 (9) 35,000 36
FirstEnergy, 2.65%, 3/1/30  37,000 32
FirstEnergy, Series B, 2.25%, 9/1/30  7,000 6
FirstEnergy, Series C, 3.40%, 3/1/50  55,000 37
Ford Motor, 9.625%, 4/22/30  5,000 6
Ford Motor Credit, 5.80%, 3/5/27  200,000 200
Freeport-McMoRan, 4.375%, 8/1/28  24,000 23
Freeport-McMoRan, 5.00%, 9/1/27  5,000 5
General Motors Financial, 5.55%, 7/15/29  35,000 35
General Motors Financial, 5.80%, 6/23/28  20,000 20
Georgia Power, 4.95%, 5/17/33  45,000 44
Georgia Power, 5.25%, 3/15/34  25,000 25
GLP Capital, 3.35%, 9/1/24  10,000 10
Goldman Sachs Group, VR, 3.691%,
6/5/28 (9) 15,000 14
Goldman Sachs Group, VR, 4.482%,
8/23/28 (9) 20,000 19
Goldman Sachs Group, VR, 6.561%,
10/24/34 (9) 55,000 59
Hannon Armstrong Sustainable
Infrastructure Capital, 6.375%, 7/1/34 (1) 95,000 93
HCA, 2.375%, 7/15/31  20,000 16
HCA, 3.50%, 9/1/30  35,000 32
Health Care Service A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 20,000 20
Health Care Service Corp. A Mutual Legal
Reserve, 5.45%, 6/15/34 (1) 25,000 25
Health Care Service Corp. A Mutual Legal
Reserve, 5.875%, 6/15/54 (1) 45,000 44
Healthcare Realty Holdings, 2.05%,
3/15/31  15,000 12
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 55
Home Depot, 4.95%, 6/25/34  45,000 44
Home Depot, 5.30%, 6/25/54  25,000 24
Humana, 4.875%, 4/1/30  42,000 41
Humana, 5.375%, 4/15/31  35,000 35
Humana, 5.75%, 4/15/54  15,000 15
Humana, 5.95%, 3/15/34  25,000 26
Hyundai Capital America, 5.40%,
1/8/31 (1) 10,000 10
Hyundai Capital America, 5.50%,
3/30/26 (1) 10,000 10
Hyundai Capital America, 6.50%,
1/16/29 (1) 20,000 21
Icon Investments Six, 5.849%, 5/8/29  200,000 203
Indianapolis Power & Light, 5.70%,
4/1/54 (1) 15,000 15
Ingersoll Rand, 5.314%, 6/15/31  20,000 20
Ingersoll Rand, 5.45%, 6/15/34  20,000 20
Ingersoll Rand, 5.70%, 6/15/54  15,000 15
Intel, 3.05%, 8/12/51  64,000 40
Intel, 3.25%, 11/15/49  95,000 64
Interpublic Group, 4.65%, 10/1/28  20,000 20
Invitation Homes Operating Partnership,
5.45%, 8/15/30  21,000 21
Shares/Par $ Value
(Cost and value in $000s)
‡
IPALCO Enterprises, 5.75%, 4/1/34 (1) 25,000 25
IQVIA, 6.25%, 2/1/29  35,000 36
JPMorgan Chase, VR, 2.522%, 4/22/31 (9) 10,000 9
JPMorgan Chase, VR, 2.739%,
10/15/30 (9) 23,000 20
JPMorgan Chase, VR, 2.956%, 5/13/31 (9) 79,000 69
JPMorgan Chase, VR, 5.04%, 1/23/28 (9) 25,000 25
JPMorgan Chase, VR, 5.336%, 1/23/35 (9) 25,000 25
Kilroy Realty, 4.375%, 10/1/25  13,000 13
Las Vegas Sands, 3.50%, 8/18/26  25,000 24
Las Vegas Sands, 5.90%, 6/1/27  10,000 10
Lowe's, 4.25%, 4/1/52  11,000 9
Lowe's, 5.625%, 4/15/53  15,000 15
Lowe's, 5.75%, 7/1/53  15,000 15
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 169
Mars, 4.75%, 4/20/33 (1) 45,000 44
Marsh & McLennan, 5.70%, 9/15/53  20,000 20
Mattel, 5.875%, 12/15/27 (1) 40,000 40
Meta Platforms, 5.60%, 5/15/53  65,000 66
Micron Technology, 5.327%, 2/6/29  22,000 22
Micron Technology, 6.75%, 11/1/29  25,000 26
MidAmerican Energy, 5.85%, 9/15/54  20,000 21
Morgan Stanley, VR, 5.123%, 2/1/29 (9) 95,000 95
Morgan Stanley, VR, 5.173%, 1/16/30 (9) 40,000 40
Motorola Solutions, 5.00%, 4/15/29  15,000 15
Motorola Solutions, 5.40%, 4/15/34  20,000 20
Niagara Mohawk Power, 5.664%,
1/17/54 (1) 25,000 24
NiSource, 5.25%, 3/30/28  10,000 10
NRG Energy, 4.45%, 6/15/29 (1) 15,000 14
Occidental Petroleum, 6.125%, 1/1/31  48,000 49
Occidental Petroleum, 6.375%, 9/1/28  10,000 10
Occidental Petroleum, 6.625%, 9/1/30  5,000 5
Occidental Petroleum, 7.50%, 5/1/31  45,000 50
Occidental Petroleum, 8.875%, 7/15/30  90,000 103
ONEOK, 5.65%, 11/1/28  10,000 10
ONEOK, 5.80%, 11/1/30  25,000 26
ONEOK, 6.05%, 9/1/33  30,000 31
Oracle, 4.90%, 2/6/33  40,000 39
Owens Corning, 5.70%, 6/15/34  25,000 25
Owens Corning, 5.95%, 6/15/54  25,000 25
Pacific Gas & Electric, 2.10%, 8/1/27  14,000 13
Pacific Gas & Electric, 2.50%, 2/1/31  40,000 33
Pacific Gas & Electric, 4.55%, 7/1/30  55,000 52
Pacific Gas & Electric, 5.80%, 5/15/34  30,000 30
Pacific Gas & Electric, 5.90%, 6/15/32  10,000 10
Pacific Gas & Electric, 6.70%, 4/1/53  10,000 10
Pacific Gas & Electric, 6.75%, 1/15/53  35,000 36
Pacific Gas & Electric, 6.95%, 3/15/34  20,000 22
PacifiCorp, 5.30%, 2/15/31  31,000 31
Pfizer Investment Enterprises, 5.30%,
5/19/53  30,000 29
Pfizer Investment Enterprises, 5.34%,
5/19/63  40,000 38
Philip Morris International, 5.125%,
2/15/30  25,000 25

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
PNC Financial Services Group, VR,
5.30%, 1/21/28 (9) 10,000 10
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 203
Revvity , 1.90%, 9/15/28  35,000 31
Revvity , 2.25%, 9/15/31  15,000 12
Revvity , 3.30%, 9/15/29  24,000 22
Rogers Communications, 3.80%, 3/15/32  25,000 22
Rogers Communications, 4.35%, 5/1/49  5,000 4
Rogers Communications, 4.55%, 3/15/52  129,000 104
Rogers Communications, 5.00%, 2/15/29  44,000 43
Rogers Communications, 5.30%, 2/15/34  55,000 54
Ross Stores, 1.875%, 4/15/31  45,000 37
Sabine Pass Liquefaction, 4.20%, 3/15/28  15,000 14
Santander Holdings USA, VR, 6.124%,
5/31/27 (9) 10,000 10
Santander Holdings USA, VR, 6.342%,
5/31/35 (9) 55,000 55
Sartorius Finance, 4.875%, 9/14/35 (EUR)  100,000 111
SBA Tower Trust, 1.84%, 4/15/27 (1) 50,000 45
SBA Tower Trust, 2.593%, 10/15/31 (1) 40,000 33
Sempra, 3.40%, 2/1/28  10,000 9
Sempra, 3.70%, 4/1/29  15,000 14
Societe Generale , VR, 5.519%, 1/19/28 (1)
(9) 200,000 197
Solventum , 5.40%, 3/1/29 (1) 40,000 40
Solventum , 5.60%, 3/23/34 (1) 35,000 34
Solventum , 5.90%, 4/30/54 (1) 45,000 43
Southern, 5.20%, 6/15/33  60,000 59
Southern, 5.70%, 3/15/34  50,000 51
Southern California Edison, 5.45%, 6/1/31  10,000 10
Southern California Edison, 5.70%, 3/1/53  20,000 20
Southwestern Public Service, 6.00%,
6/1/54  15,000 15
Sprint Capital, 6.875%, 11/15/28  45,000 48
Sprint Capital, 8.75%, 3/15/32  35,000 42
Stanley Black & Decker, 2.75%, 11/15/50  23,000 13
Sutter Health, 5.164%, 8/15/33  15,000 15
T-Mobile USA, 5.75%, 1/15/54  85,000 84
T-Mobile USA, 6.00%, 6/15/54  15,000 16
Targa Resources, 6.15%, 3/1/29  16,000 17
Targa Resources Partners, 5.00%, 1/15/28  10,000 10
Targa Resources Partners, 5.50%, 3/1/30  57,000 56
Targa Resources Partners, 6.875%,
1/15/29  10,000 10
U.S. Bancorp, VR, 5.384%, 1/23/30 (9) 25,000 25
U.S. Bancorp, VR, 5.678%, 1/23/35 (9) 30,000 30
UnitedHealth Group, 4.50%, 4/15/33  40,000 38
UnitedHealth Group, 5.00%, 4/15/34  60,000 59
UnitedHealth Group, 5.05%, 4/15/53  36,000 33
UnitedHealth Group, 5.875%, 2/15/53  32,000 33
VF, 2.95%, 4/23/30  44,000 36
Vistra Operations, 6.00%, 4/15/34 (1) 15,000 15
Vistra Operations, 6.95%, 10/15/33 (1) 15,000 16
Volkswagen Group of America Finance,
5.60%, 3/22/34 (1) 200,000 198
Walt Disney, 3.60%, 1/13/51  25,000 19
Shares/Par $ Value
(Cost and value in $000s)
‡
Warnermedia Holdings, 3.755%, 3/15/27  55,000 52
Wells Fargo, VR, 2.572%, 2/11/31 (9) 214,000 185
Wells Fargo, VR, 5.198%, 1/23/30 (9) 50,000 50
Western Midstream Operating, 4.50%,
3/1/28  10,000 10
Western Midstream Operating, 6.35%,
1/15/29  10,000 10
Westlake, 1.625%, 7/17/29 (EUR)  100,000 96
Xcel Energy, 3.40%, 6/1/30  45,000 40
Total Corporate Bonds (Cost $11,200) 10,908
EQUITY MUTUAL FUNDS
 8.1%
T. Rowe Price Institutional Emerging
Markets Equity Fund (2) 248,055 7,943
T. Rowe Price Real Assets Fund - I
Class (2) 550,002 7,843
Total Equity Mutual Funds (Cost
$13,484) 15,786
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 0.1%
Petroleos Mexicanos , 6.50%, 3/13/27  105,000 100
Republic of Romania, 5.875%, 1/30/29 (1) 50,000 50
Total Foreign Government Obligations
& Municipalities (Cost $149) 150
MUNICIPAL SECURITIES
 0.0%
California  0.0%
Los Angeles Dept. of Airports, Build
America, 6.582%, 5/15/39  10,000 11
11
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  8,571 9
9
Total Municipal Securities (Cost $19) 20
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 0.6%
BBCMS Mortgage Trust, Series 2019-
BWAY, Class D, ARM, 1M TSFR +
2.274%, 7.603%, 11/15/34 (1) 25,000 —
BBCMS Mortgage Trust, Series 2024-
5C27, Class A3, 6.014%, 7/15/57  15,000 16
BINOM Securitization Trust, Series 2021-
INV1, Class A1, CMO, ARM, 2.034%,
6/25/56 (1) 60,740 53
BX Commercial Mortgage Trust,
Series 2024-MDHS, Class A, ARM, 1M
TSFR + 1.641%, 6.97%, 5/15/41 (1) 100,000 100
CIM Trust, Series 2021-INV1, Class A29,
CMO, ARM, 2.50%, 7/1/51 (1) 79,505 62
Commercial Mortgage Trust, Series 2016-
CR28, Class AHR, 3.651%, 2/10/49  25,916 26

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, CMO,
ARM, SOFR30A + 1.114%, 6.45%, 2/25/30  2,245 2
Finance of America HECM Buyout,
Series 2022-HB2, Class A1A, ARM,
4.00%, 8/1/32 (1) 33,898 34
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 5,223 5
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 4,055 4
GS Mortgage-Backed Securities Trust,
Series 2021-GR1, Class A4, CMO, ARM,
2.50%, 11/25/51 (1) 77,977 61
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2018-WPT, Class
AFX, 4.248%, 7/5/33 (1) 20,000 18
JPMorgan Mortgage Trust, Series 2020-5,
Class B2, CMO, ARM, 3.57%, 12/25/50 (1) 22,778 19
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A11, CMO, ARM, 1M TSFR +
0.944%, 6.00%, 8/25/50 (1) 5,479 5
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A3, CMO, ARM, 3.50%,
8/25/50 (1) 7,306 6
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A15, CMO, ARM, 3.50%,
6/25/50 (1) 547 —
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A3, CMO, ARM, 3.50%,
6/25/50 (1) 1,094 1
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class B1A, CMO, ARM, 3.262%,
6/25/50 (1) 27,641 23
MED Commercial Mortgage Trust,
Series 2024-MOB, Class A, ARM, 1M
TSFR + 1.592%, 6.92%, 5/15/41 (1) 100,000 99
MFA Trust, Series 2022-INV2, Class A1,
CMO, STEP, 4.95%, 7/25/57 (1) 86,228 85
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO, ARM,
2.50%, 9/25/51 (1) 79,844 63
OBX Trust, Series 2020-EXP1, Class 1A8,
CMO, ARM, 3.50%, 2/25/60 (1) 25,741 22
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, ARM, 1M
TSFR + 1.392%, 6.72%, 5/15/39 (1) 150,000 149
Sequoia Mortgage Trust, Series 2013-4,
Class B1, CMO, ARM, 3.436%, 4/25/43  16,772 16
Sequoia Mortgage Trust, Series 2017-
CH2, Class A19, CMO, ARM, 4.00%,
12/25/47 (1) 4,743 4
SG Residential Mortgage Trust,
Series 2019-3, Class A1, CMO, ARM,
2.703%, 9/25/59 (1) 836 1
Structured Agency Credit Risk Debt Notes,
Series 2024-DNA2, Class A1, CMO, ARM,
SOFR30A + 1.25%, 6.585%, 5/25/44 (1) 29,582 30
Shares/Par $ Value
(Cost and value in $000s)
‡
Towd Point Mortgage Trust, Series 2019-
HY3, Class A1A, CMO, ARM, 1M TSFR +
1.114%, 6.46%, 10/25/59 (1) 22,756 23
TX Trust, Series 2024-HOU, Class
A, ARM, 1M TSFR + 1.591%, 6.91%,
6/15/39 (1) 100,000 99
Vista Point Securitization Trust,
Series 2020-2, Class A1, CMO, ARM,
1.475%, 4/25/65 (1) 18,323 17
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, ARM, 6.134%,
3/15/40 (1) 100,000 100
Total Non-U.S. Government Mortgage-
Backed Securities (Cost $1,248) 1,143
PREFERRED STOCKS
 0.1%
CONSUMER DISCRETIONARY  0.1%
Automobiles  0.1%
Dr. Ing . h.c . F. Porsche (EUR)  1,426 106
Total Consumer Discretionary 106
Total Preferred Stocks (Cost $122) 106
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 6.2%
U.S. Government Agency
Obligations
 4.7%
Federal Home Loan Mortgage
2.50%, 4/1/30  10,048 9
3.00%, 12/1/42 - 4/1/43  56,058 49
3.50%, 8/1/42 - 3/1/44  78,252 72
4.00%, 8/1/40 - 8/1/45  36,876 34
4.50%, 6/1/39 - 5/1/42  37,145 37
5.00%, 7/1/25 - 8/1/40  12,292 12
6.00%, 10/1/32 - 8/1/38  3,013 2
7.00%, 6/1/32  492 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  1,255 1
RFUCCT1Y + 1.917%, 6.291%, 2/1/37  1,197 1
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  32,449 28
2.00%, 8/1/36 - 5/1/52  841,156 670
2.50%, 3/1/42 - 5/1/52  672,321 554
3.00%, 7/1/34 - 8/1/52  422,036 370
3.50%, 6/1/47 - 11/1/52  150,846 136
4.00%, 8/1/37 - 2/1/50  77,314 73
4.50%, 5/1/50 - 11/1/52  126,519 120
5.00%, 9/1/52 - 5/1/53  66,008 64
5.50%, 8/1/53 - 2/1/54  115,829 115
6.50%, 1/1/54  10,991 11
Federal National Mortgage Assn.
3.00%, 8/1/43 - 2/1/44  8,173 7
3.50%, 6/1/42 - 1/1/44  78,580 72
4.00%, 11/1/40  15,748 15

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn., ARM,
RFUCCT1Y + 1.87%, 6.12%, 8/1/36  1,292 1
Federal National Mortgage Assn., CMO,
IO, 6.50%, 2/25/32  312 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  163,228 139
2.00%, 5/1/36 - 4/1/52  2,385,304 1,926
2.50%, 1/1/32 - 9/1/52  1,411,346 1,171
3.00%, 6/1/27 - 4/1/52  817,098 720
3.50%, 11/1/32 - 1/1/52  327,028 299
4.00%, 7/1/35 - 12/1/52  438,418 409
4.50%, 7/1/39 - 10/1/52  293,340 281
5.00%, 3/1/34 - 11/1/53  305,765 298
5.50%, 12/1/34 - 2/1/54  280,944 280
6.00%, 4/1/33 - 1/1/54  456,150 458
6.50%, 7/1/32 - 1/1/54  126,275 129
7.00%, 4/1/32  146 —
UMBS, TBA (11)
3.50%, 7/1/54  155,000 137
5.00%, 7/1/54  135,000 130
5.50%, 7/1/54  70,000 69
6.00%, 7/1/54  110,000 110
6.50%, 7/1/54  80,000 81
9,090
U.S. Government Obligations
 1.5%
Government National Mortgage Assn.
1.50%, 5/20/37  42,900 36
2.00%, 1/20/51 - 3/20/52  607,384 492
2.50%, 8/20/50 - 4/20/52  632,155 531
3.00%, 7/15/43 - 6/20/52  482,962 424
3.50%, 12/20/42 - 7/20/52  350,811 319
4.00%, 7/20/42 - 10/20/52  304,231 282
4.50%, 10/20/39 - 4/20/53  199,842 194
5.00%, 3/20/34 - 6/20/49  78,703 77
5.50%, 10/20/32 - 3/20/49  43,554 43
6.00%, 4/15/36 - 12/20/38  6,578 7
6.50%, 3/15/26 - 4/15/26  989 1
7.00%, 9/20/27  577 1
8.00%, 4/15/26  36 —
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  4,479 4
3.50%, 10/20/50  25,000 20
Government National Mortgage Assn.,
TBA (11)
2.50%, 7/20/54  66,000 55
5.00%, 7/20/54  105,000 102
5.50%, 7/20/54  165,000 164
6.00%, 7/20/54  25,000 25
6.50%, 7/20/54  80,000 81
2,858
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$12,796) 11,948
Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 6.0%
U.S. Treasury Obligations
 6.0%
U.S. Treasury Bonds, 3.375%, 8/15/42  655,000 553
U.S. Treasury Bonds, 3.875%,
2/15/43 (12) 365,000 330
U.S. Treasury Bonds, 4.00%, 11/15/42 (12) 710,000 654
U.S. Treasury Bonds, 4.25%, 2/15/54  825,000 786
U.S. Treasury Bonds, 4.375%, 8/15/43  170,000 164
U.S. Treasury Bonds, 4.50%, 2/15/44  1,020,000 1,001
U.S. Treasury Inflation-Indexed Notes,
1.375%, 7/15/33  267,805 253
U.S. Treasury Inflation-Indexed Notes,
1.75%, 1/15/34  1,462,723 1,420
U.S. Treasury Notes, 0.625%, 12/31/27  265,000 232
U.S. Treasury Notes, 0.625%, 8/15/30  115,000 92
U.S. Treasury Notes, 0.75%, 8/31/26  170,000 156
U.S. Treasury Notes, 1.50%, 1/31/27  640,000 592
U.S. Treasury Notes, 3.25%, 6/30/27  275,000 265
U.S. Treasury Notes, 3.875%, 11/30/27  110,000 108
U.S. Treasury Notes, 3.875%, 12/31/27  505,000 495
U.S. Treasury Notes, 4.125%, 9/30/27  830,000 821
U.S. Treasury Notes, 4.25%, 2/28/29  95,000 95
U.S. Treasury Notes, 4.625%, 9/15/26  1,658,900 1,657
U.S. Treasury Notes, 4.625%, 10/15/26  1,090,000 1,089
U.S. Treasury Notes, 4.625%, 9/30/28  815,000 822
U.S. Treasury Notes, 4.625%, 9/30/30  110,000 112
11,697
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $11,857) 11,697
SHORT-TERM INVESTMENTS
 5.0%
Money Market Funds  5.0%
T. Rowe Price Treasury Reserve Fund,
5.37% (2)(13) 9,740,700 9,741
Total Short-Term Investments (Cost
$9,741) 9,741
SECURITIES LENDING COLLATERAL
 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund,
5.38% (2)(13) 756,942 757
Total Investments in a Pooled Account
through Securities Lending Program
with JPMorgan Chase Bank 757
Total Securities Lending Collateral
(Cost $757) 757

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year
Interest
Rate Swap,
8/12/54 Pay
Fixed 3.80%
Annually,
Receive
Variable
5.33%
(SOFR)
Annually,
8/8/24 @
3.80%* (5) 1 281 4
Barclays Bank
30 Year
Interest
Rate Swap,
8/13/54 Pay
Fixed 3.80%
Annually,
Receive
Variable
5.33%
(SOFR)
Annually,
8/9/24 @
3.80%* (5) 1 495 8
Goldman Sachs
30 Year
Interest
Rate Swap,
8/13/54 Pay
Fixed 3.80%
Annually,
Receive
Variable
5.33%
(SOFR)
Annually,
8/9/24 @
3.80%* (5) 1 248 4
Morgan Stanley
2 Year
Interest
Rate Swap,
7/2/26 Pay
Fixed 4.75%
Annually,
Receive
Variable
5.33%
(SOFR)
Annually,
6/28/24 @
4.75%* (5) 1 4,335 —
(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
30 Year
Interest
Rate Swap,
8/12/54 Pay
Fixed 3.80%
Annually,
Receive
Variable
5.33%
(SOFR)
Annually,
8/8/24 @
3.80%* (5) 1 247 4
Morgan Stanley
30 Year
Interest
Rate Swap,
8/13/54 Pay
Fixed 3.80%
Annually,
Receive
Variable
5.33%
(SOFR)
Annually,
8/9/24 @
3.80%* (5) 1 495 8
Total Options Purchased (Cost $60) 28
Total Investments in Securities
100.8% of Net Assets
(Cost $151,855) $ 195,440

T. ROWE PRICE Moderate Allocation Portfolio

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $7,837 and represents 4.0% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) See Note 4 . All or a portion of this security is on loan at June 30, 2024.
(5) Non-income producing
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $366 and represents 0.2% of net assets.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $954 and represents 0.5% of net assets.
(12) At June 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)

T. ROWE PRICE Moderate Allocation Portfolio

.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.33% (SOFR) Annually,
8/8/24 @ 4.20%* 1 2,255 (14)
Barclays Bank
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.33% (SOFR) Annually,
8/9/24 @ 4.20%* 1 3,995 (25)
Goldman Sachs
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.33% (SOFR) Annually,
8/9/24 @ 4.20%* 1 1,967 (12)
Morgan Stanley
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.33% (SOFR) Annually,
8/8/24 @ 4.20%* 1 2,053 (13)
Morgan Stanley
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.33% (SOFR) Annually,
8/9/24 @ 4.20%* 1 3,995 (25)
Total Options Written (Premiums $(53)) $ (89)

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought (Relevant Credit: Markit CMBX.NA.AAA-S15, 40 Year
Index), Pay 0.50% Monthly, Receive upon credit default, 11/18/64 472 8 12 (4)
Total Bilateral Credit Default Swaps, Protection Bought 12 (4)
Total Bilateral Swaps 12 (4)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Freeport-McMoRan, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/29 * 100 1 — 1
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S42, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/29 281 18 19 (1)
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S42, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/29 2,289 47 48 (1)
Protection Sold (Relevant Credit: United Mexican States, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/29 821 (3) 2 (5)
Total Centrally Cleared Credit Default Swaps, Protection Sold (6)
Total Centrally Cleared Swaps (6)
Net payments (receipts) of variation margin to date 6
Variation margin receivable (payable) on centrally cleared swaps $ —
*
Credit ratings as of June 30, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard
& Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 8/23/24 USD 323 EUR 296 $ 5
Net unrealized gain (loss) on open forward
currency exchange contracts $ 5

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 21 U.S. Treasury Notes five year contracts 9/24 2,238 $ 6
Long, 2 U.S. Treasury Notes ten year contracts 9/24 220 —
Short, 35 U.S. Treasury Notes two year contracts 9/24 (7,147) (21)
Long, 12 Ultra U.S. Treasury Bonds contracts 9/24 1,504 17
Short, 19 Ultra U.S. Treasury Notes ten year contracts 9/24 (2,157) (23)
Net payments (receipts) of variation margin to date 9
Variation margin receivable (payable) on open futures contracts $ (12)

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I Class, 6.97%  $ — $ 8 $ —
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.24%  — (44) 219
T. Rowe Price Institutional Emerging Markets Equity Fund  — 8 —
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 8.51%  — 1 18
T. Rowe Price Institutional High Yield Fund - Institutional Class, 7.09%  — (113) 328
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.60%  — (38) 82
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 6.89%  — 7 1
T. Rowe Price Real Assets Fund - I Class  — 117 —
T. Rowe Price Government Reserve Fund, 5.38% — — —++
T. Rowe Price Treasury Reserve Fund, 5.37% — — 275
Affiliates not held at period end (512) 359 19
Totals $ (512)# $ 305 $ 942+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Inflation Protected Bond Fund - I Class, 6.97%  $ 6 $ 1,050 $ — $ 1,064
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.24%  7,624 217 — 7,797
T. Rowe Price Institutional Emerging Markets Equity Fund  7,635 300 — 7,943
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 8.51%  403 17 — 421
T. Rowe Price Institutional High Yield Fund - Institutional Class, 7.09%  9,800 326 — 10,013
T. Rowe Price International Bond Fund - I Class, 3.17%  2,124 14 2,497 —
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.60%  4,326 2,556 — 6,844
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 6.89%  7 407 — 421
T. Rowe Price Real Assets Fund - I Class  7,016 710 — 7,843
T. Rowe Price Government Reserve Fund, 5.38% 238  ¤  ¤ 757
T. Rowe Price Treasury Reserve Fund, 5.37% 10,456  ¤  ¤ 9,741
Total $ 52,844^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+
Investment income comprised $942 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $52,499.

T. ROWE PRICE Moderate Allocation Portfolio
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities
27
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $151,855) $ 195,440
Interest and dividends receivable 448
Receivable for investment securities sold 348
Receivable for shares sold 145
Foreign currency (cost $47) 47
Bilateral swap premiums paid 12
Unrealized gain on forward currency exchange contracts 5
Other assets 138
Total assets 196,583
Liabilities
Payable for investment securities purchased 1,520
Obligation to return securities lending collateral 757
Options written (premiums $53) 89
Payable for shares redeemed 88
Investment management fees payable 62
Variation margin payable on futures contracts 12
Unrealized loss on bilateral swaps 4
Other liabilities 76
Total liabilities 2,608
NET ASSETS $ 193,975
Net Assets Consist of:
Total distributable earnings (loss) $ 46,207
Paid-in capital applicable to 9,180,513 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 147,768
NET ASSETS $ 193,975
NET ASSET VALUE PER SHARE $ 21.13

T. ROWE PRICE Moderate Allocation Portfolio
(Unaudited)
Statement of Operations
28
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $67) $ 1,832
.
  Interest 898
Securities lending 3
Total income 2,733
Expenses
Investment management and administrative expenses
(1)
554
Investment management 172
Shareholder servicing 46
Prospectus and shareholder reports 2
Custody and accounting 52
Legal and audit 15
Miscellaneous 1
Waived / paid by Price Associates (179)
Total expenses 663
Net investment income 2,070
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 4,554
Futures 32
Swaps 10
Forward currency exchange contracts (29)
Net realized gain 4,567
Change in net unrealized gain / loss
Securities 5,702
Futures (122)
Swaps (59)
Options written (36)
Forward currency exchange contracts 21
Other assets and liabilities denominated in foreign currencies (6)
Change in net unrealized gain / loss 5,500
Net realized and unrealized gain / loss 10,067
INCREASE IN NET ASSETS FROM OPERATIONS
$ 12,137
(1)
Prior to May 1, 2024, the fund operated under an all-inclusive annual fee which is represented as "Investment management and administrative expense" on the Statement of Operations. See Note 7 .

T. ROWE PRICE Moderate Allocation Portfolio
(Unaudited)
Statement of Changes in Net Assets
29
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,070 $ 3,848
Net realized gain 4,567 1,597
Change in net unrealized gain / loss 5,500 18,977
Increase in net assets from operations 12,137 24,422
Distributions to shareholders
Net earnings (2,016) (4,432)
Capital share transactions
*
Shares sold 13,375 21,018
Distributions reinvested 2,016 4,432
Shares redeemed (15,354) (23,607)
Increase in net assets from capital share transactions 37 1,843
Net Assets
Increase during period 10,158 21,833
Beginning of period 183,817 161,984
End of period $ 193,975 $ 183,817
*Share information (000s)
Shares sold 649 1,108
Distributions reinvested 96 232
Shares redeemed (745) (1,256)
Increase in shares outstanding – 84

T. ROWE PRICE Moderate Allocation Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Moderate Allocation Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income;
capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m.
ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Moderate Allocation Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Moderate Allocation Portfolio

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement.
The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio.
Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 40,433 $ — $ 40,433
Bond Mutual Funds 26,560 — — 26,560
Common Stocks 78,392 23,285 121 101,798
Convertible Bonds — — 5 5
Convertible Preferred Stocks — — 226 226
Equity Mutual Funds 15,786 — — 15,786
Preferred Stocks — 106 — 106
Short-Term Investments 9,741 — — 9,741
Securities Lending Collateral 757 — — 757
Options Purchased — 28 — 28
Total Securities 131,236 63,852 352 195,440
Swaps* — 9 — 9
Forward Currency Exchange Contracts — 5 — 5
Futures Contracts* 23 — — 23
Total $ 131,259 $ 63,866 $ 352 $ 195,477
Liabilities
Options Written $ — $ 89 $ — $ 89
Swaps* — 7 — 7
Futures Contracts* 44 — — 44
Total $ 44 $ 96 $ — $ 140
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Moderate Allocation Portfolio

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 51
Foreign exchange derivatives Forwards 5
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 9
^
,*
Total $ 65
^
,*
Liabilities
Interest rate derivatives Futures, Options Written $ 133
Credit derivatives Centrally Cleared Swaps 7
Total $ 140
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 8 $ — $ 32 $ — $ (44) $ (4)
Foreign exchange derivatives — — — (29) — (29)
Credit derivatives (4) — — — 54 50
Total $ 4 $ — $ 32 $ (29) $ 10 $ 17

T. ROWE PRICE Moderate Allocation Portfolio

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, no
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (32) $ (36) $ (122) $ — $ (21) $ (211)
Foreign exchange derivatives — — — 21 — 21
Credit derivatives — — — — (38) (38)
Total $ (32) $ (36) $ (122) $ 21 $ (59) $ (228)
^ Options purchased are reported as securities.

T. ROWE PRICE Moderate Allocation Portfolio

collateral was pledged by either the fund or counterparties for bilateral derivatives. As of June 30, 2024, securities valued at $714,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its
non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between
4% and 8% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market;
to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option).
Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on
unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront

T. ROWE PRICE Moderate Allocation Portfolio

premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 12% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of
June 30, 2024, the notional amount of protection sold by the fund totaled $3,491,000 (1.8% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates

T. ROWE PRICE Moderate Allocation Portfolio

and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 2% and 6% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches”
or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO.
Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-
announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to

T. ROWE PRICE Moderate Allocation Portfolio

extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of June 30,
2024, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs)
are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective.
Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2024, the value of loaned securities was $721,000; the value of cash collateral and related investments was $757,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $34,823,000 and $32,267,000, respectively, for the six months ended June 30, 2024. Purchases and sales of U.S. government securities aggregated $18,263,000 and $18,396,000, respectively, for the six months ended
June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Moderate Allocation Portfolio

At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $153,580,000.
Net unrealized gain aggregated $41,825,000 at period-end, of which $48,944,000 related to appreciated investments and
$7,119,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price
Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%. Prior to May 1, 2024, the fund paid an all- inclusive annual fee equal to 0.90% of the fund’s average daily net assets, which was computed daily and paid monthly. The all-inclusive fee covered investment management services and ordinary, recurring operating expenses but did not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Prior to May 1, 2024, Price Associates had also contractually agreed, through April 30, 2024, to waive a portion of its management fee in order to limit the fund’s management fee to 0.85% of the fund’s average daily net assets. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived through April 30, 2024 were $31,000.
Effective May 1, 2024, the fund is subject to a permanent contractual expense limitation, pursuant to which Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.85%.
The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price
Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. The total management fees waived and/or expenses paid were $14,000 for the period May 1, 2024 through June 30,
2024.  Including this amount, expenses previously waived/paid by Price Associates in the amount of $14,000 remain subject to repayment by the fund at June 30, 2024.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in

T. ROWE PRICE Moderate Allocation Portfolio

its capacity as the fund’s transfer and dividend-disbursing agent. Prior to May 1, 2024, pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements were paid by Price Associates. For the period May 1, 2024 through June 30, 2024, expenses incurred pursuant to these service agreements were $24,000 for Price Associates and $1,000 for T. Rowe Price Services,
Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-
effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price
Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the six months ended June 30, 2024, are as follows:
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended June 30, 2024, these reimbursements amounted to less than $1,000.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% $ -
T. Rowe Price Institutional Emerging Markets Bond Fund 0.70% 27
T. Rowe Price Institutional Emerging Markets Equity Fund 1.00% 42
T. Rowe Price Institutional Floating Rate Fund - Institutional Class 0.55% 1
T. Rowe Price Institutional High Yield Fund - Institutional Class 0.50% 25
T. Rowe Price International Bond Fund - I Class 0.49% 3
T. Rowe Price International Bond Fund (USD Hedged) - I Class 0.49% 12
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class 0.25% 1
T. Rowe Price Real Assets Fund - I Class 0.64% 23
T. Rowe Price U.S. Large-Cap Core Fund - I Class 0.54%  -
Total Management Fee Waived $ 134

T. ROWE PRICE Moderate Allocation Portfolio

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Moderate Allocation Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), including an amendment that will go into effect on May 1, 2024, as well as the investment subadvisory agreements (Subadvisory
Contracts) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (TRPIM), T. Rowe Price
International Ltd, and T. Rowe Price Hong Kong Limited (collectively the Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting,
the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and
Subadvisers and the approval of the Advisory Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board also considered that TRPIM has its own investment platform and investment management leadership, and the Adviser and TRPIM have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’
advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers.
These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and TRPIM that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and
Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.

T. ROWE PRICE Moderate Allocation Portfolio

In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-
dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the
Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. At the time of the Meeting, under the Advisory Contract, the fund paid the
Adviser an all-inclusive management fee based on the fund’s average daily net assets. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The all-inclusive management fee included investment management services and provided for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund have been included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe
Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds. Although the fund did not have a group fee component to its management fee, its assets have been included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The Board noted that, effective May 1, 2024, under an amendment to the Advisory Contract, the fund will pay a fee to the
Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund will pay its own expenses of operations
(subject to an expense limitation). The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
(continued)

T. ROWE PRICE Moderate Allocation Portfolio

The fund will be subject to a permanent contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the fund’s total expenses to exceed a certain percentage based on the fund’s net assets. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders and limits the fund’s expenses to the net total expense ratio at the time of the management fee restructure.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and
Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information compiled by Broadridge reflects the all-inclusive management fee structure that was in place at the time of the Meeting and does not reflect the fee structure that will be in place with the May 1, 2024 amendment to the Advisory Contract. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fifth quintile (Expense
Group), the fund’s actual management fee rate ranked in the fifth quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group) and third quintile (Expense Universe).
The Adviser provided the Board with additional information with respect to the fund’s relative management fees and total expenses ranking in the fourth and fifth quintiles. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the
Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
(continued)

T. ROWE PRICE Moderate Allocation Portfolio

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract, including the amendment to the Advisory Contract that will become effective on May 1, 2024, and Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E304-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Moderate Allocation Portfolio

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024